Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Fiscal Year Ended September 30, 2012
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,981,185	$19,708,371	$19,326,807	$19,064,443	$78,080,806
Gross profit (a)	$573,262	$679,741	$667,866	$713,817	$2,634,686
Distribution, selling and
administrative expenses,
depreciation, and
amortization	286,300	293,654	339,345	367,632	1,286,931
Employee severance,
litigation and other	3,559	9,027	4,135	27,419	44,140
Operating income	$283,403	$377,060	$324,386	$318,766	$1,303,615
Income from continuing operations	$161,592	$219,143	$190,177	$190,449	$761,361
Income (loss) from discontinued
operations, net of tax (b)	524	(7,038)	(8,906)	(26,955)	(42,375)
Net income	$162,116	$212,105	$181,271	$163,494	$718,986
Earnings per share from continuing
operations:
Basic	$0.63	$0.85	$0.75	$0.78	$3.01
Diluted	$0.61	$0.84	$0.74	$0.77	$2.96
Earnings per share:
Basic	$0.63	$0.82	$0.72	$0.67	$2.84
Diluted	$0.62	$0.81	$0.71	$0.66	$2.80
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	Fiscal Year Ended September 30, 2011
	First	Second	Third	Fourth	Fiscal
	Quarter	Quarter	Quarter	Quarter	Year
	(In thousands, except per share amounts)
Revenue	$19,530,534	$19,395,063	$19,763,001	$20,007,061	$78,695,659
Gross profit (a)	$562,779	$667,406	$632,959	$595,833	$2,458,977
Distribution, selling and
administrative expenses,
depreciation and amortization	287,914	305,479	319,521	326,470	1,239,384
Employee severance, litigation
and other	-	-	-	23,567	23,567
Intangible asset impairments	-	-	-	6,506	6,506
Operating income	$274,865	$361,927	$313,438	$239,290	$1,189,520
Income from continuing operations	$159,686	$212,241	$181,749	$143,819	$697,495
Income from discontinued
operations, net of tax (b)	814	2,140	2,670	3,505	9,129
Net income	$160,500	$214,381	$184,419	$147,324	$706,624
Earnings per share from continuing
operations:
Basic	$0.58	$0.77	$0.66	$0.54	$2.56
Diluted	$0.57	$0.76	$0.65	$0.53	$2.51
Earnings per share:
Basic	$0.58	$0.78	$0.67	$0.55	$2.59
Diluted	$0.57	$0.77	$0.66	$0.54	$2.54
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